Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method

Depreciation for mobile equipment and other assets is computed using the straight-line method at rates calculated to depreciate the cost of the assets, less their anticipated residual values, if any, over their estimated useful lives as follows:

Vehicles	5 years
Other Equipment	2 years
Computer and accessories	2 years